Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk - Schedules of Concentration of Risk, by Risk Factor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Total loan commitments	$ 264,249	$ 125,045
Residential real estate
Concentration Risk [Line Items]
Total loan commitments	18,069	9,790
Multifamily real estate
Concentration Risk [Line Items]
Total loan commitments	31,554	17,712
Commercial real estate
Concentration Risk [Line Items]
Total loan commitments	68,188	30,681
Construction
Concentration Risk [Line Items]
Total loan commitments	101,138	26,973
Commercial business
Concentration Risk [Line Items]
Total loan commitments	41,059	33,027
Consumer including home equity loans and advances
Concentration Risk [Line Items]
Total loan commitments	$ 4,241	$ 6,862